Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 22 — EMPLOYEE BENEFIT PLANS

BancShares sponsors benefit plans for its qualifying employees and eligible former employees of First-Citizens Bancorporation, Inc. ("Bancorporation") and its former subsidiary, First-Citizens Bank & Trust Company, Inc. ("First-Citizens South"). Bancorporation merged with BancShares, Inc. on October 1, 2014 and First-Citizens South merged with FCB on January 1, 2015.

Certain benefit plans of CIT were assumed by BancShares upon closing of the CIT Merger. CIT sponsored both funded and unfunded noncontributory defined benefit pension and postretirement plans, executive retirement plans, and a 401(k) savings plan covering certain employees as further discussed below.

There were no benefit plans assumed in connection with the SVBB Acquisition.

The benefit plans include noncontributory defined benefit pension plans and 401(k) savings plans, which are qualified under the Internal Revenue Code. BancShares also maintains agreements with certain executives providing supplemental benefits paid upon death or separation from service at an agreed-upon age.

Retirement and Post-Retirement Plans
Pension Plans
BancShares sponsors three qualified noncontributory defined benefit pension plans (the “Pension Plans”), including the First-Citizens Bank & Trust Company and Adopting Related Employers Pension Plan (the “FCB Pension Plan”), the First-Citizens Bank & Trust Company, Inc. Pension Plan (the “First-Citizens South Pension Plan”), and a plan assumed upon completion of the CIT Merger (the “CIT Pension Plan”).

BancShares employees who were hired prior to April 1, 2007 and qualified under length of service and other requirements are covered by the FCB Pension Plan, which was closed to new participants as of April 1, 2007. There was no discretionary contribution made to the FCB Pension Plan during 2023 or 2022.

Certain legacy First-Citizens South employees that qualified under length of service and other requirements are covered by the First-Citizens South Pension Plan, which was closed to new participants as of September 1, 2007. There were no discretionary contributions made to the First-Citizens South Pension Plan during 2023 or 2022.

Participants in the FCB Pension Plan and First-Citizens South Pension Plan were fully vested after five years of service. Retirement benefits are based on years of service and highest annual compensation for five consecutive years during the last ten years of employment. BancShares assumed the CIT Pension Plan upon completion of the CIT Merger. There was no discretionary contribution made to the CIT Pension Plan during 2023 or 2022.

BancShares makes contributions to the Pension Plans in amounts between the minimum required for funding and the maximum amount deductible for federal income tax purposes. Management evaluates the need for its contributions to these plans on a periodic basis based upon numerous factors including, but not limited to, funded status, returns on plan assets, discount rates and the current economic environment.
Supplemental and Executive Retirement Plans
Upon completion of the CIT Merger, BancShares assumed a frozen U.S. non-contributory supplemental retirement plan (the “Supplemental Retirement Plan”) and an additional retirement plan for certain executives (the “Executive Retirement Plan”), which had been closed to new participants since 2006 and whose participants were all inactive. There were no discretionary contributions made to the Executive Retirement Plan or the Supplemental Retirement Plan in 2023 or 2022. Accumulated balances under the Executive Retirement Plan and the Supplemental Retirement Plan continue to receive periodic interest, subject to certain government limits. The interest credit was 3.9% and 1.9%, respectively, for the years ended December 31, 2023 and 2022.

Postretirement Benefit Plans
Upon completion of the CIT Merger, BancShares assumed four postretirement benefit plans (the “Postretirement Plans”) that provided healthcare and life insurance benefits to eligible retired employees. For most eligible retirees, healthcare was contributory and life insurance was non-contributory. The Postretirement Plans were funded on a “pay-as-you-go” basis. Certain Postretirement Plans were terminated during the first quarter of 2022 and BancShares recognized a reduction in other noninterest expense of approximately $27 million during 2022 related to obligations previously accrued.

Funding for Retirement and Postretirement Plans
The funding policy for the Pension Plans is to contribute an amount each year to meet all Employee Retirement Income Security Act (“ERISA”) minimum requirements, including amounts to meet quarterly funding requirements, avoid “at-risk” status and avoid any benefit restrictions. BancShares may also contribute additional voluntary amounts each year (up to the maximum tax-deductible amount) in order to achieve certain target funding levels in the plans, with consideration also given to current and future cash flow and tax positions. No contributions are currently expected for the year ending December 31, 2024. The tables and disclosures below address the following: (i) the Pension Plans, the Supplemental Retirement Plan, and the Executive Retirement Plan (the “Retirement Plans”) and (ii) the Postretirement Plans (collectively with the Retirement Plans, the “Plans”). The Supplemental and Executive Retirement Plans are unfunded. Therefore, the tables and disclosures below regarding plan assets apply to the Pension Plans, which are funded.
Obligations and Funded Status

The following table provides the changes in benefit obligations, assets and the funded status of the Plans at December 31, 2023 and 2022.
Obligations and Funded Status

	Retirement Plans		Postretirement Plans
(dollars in millions)	2023	2022	2023	2022
Change in benefit obligation
Projected benefit obligation at January 1	$1,115	$1,056	$—	$—
Projected benefit obligation of acquired plans	—	389	—	28
Service cost	9	14	—	—
Interest cost	61	43	—	—
Actuarial loss (gain)	50	(324)	—	—
Benefits paid	(66)	(63)	—	(1)
Plan termination	—	—	—	(27)
Projected benefit obligation at December 31	1,169	1,115	—	—
Change in plan assets
Fair value of plan assets at January 1	1,404	1,345	—	—
Fair value of plan assets of acquired plans	—	386	—	—
Actual return (loss) on plan assets	245	(270)	—	—
Employer contributions	6	—	—	—
Benefits paid	(66)	(57)	—	—
Fair value of plan assets at December 31	1,589	1,404	—	—
Funded status at December 31	$420	$289	$—	$—
Information for Retirement Plans with a benefit obligation in excess of plan assets
Projected and accumulated benefit obligations	$54	$54	$—	$—
Reported in Consolidated Balance Sheets
Funded Pension Plans (other assets)	474	343	—	—
Unfunded Supplemental and Executive Retirement Plans (other liabilities)	(54)	(54)	—	—
Net funded status of Retirement Plans	$420	$289	$—	$—

The following table details the amounts recognized in accumulated other comprehensive income, before income taxes, at December 31, 2023 and 2022. See Note 18—Accumulated Other Comprehensive (Loss) Income for additional information.

	Retirement Plans		Postretirement Plans
(dollars in millions)	2023	2022	2023	2022
Net actuarial gain	$122	$13	$—	$—

The accumulated benefit obligation for the Plans at December 31, 2023 and 2022 was $1.12 billion and $1.07 billion, respectively. The Plans use a measurement date of December 31.
The following table shows the components of periodic benefit cost related to the Plans and changes in assets and benefit obligations of the Plans recognized in other comprehensive income, before income taxes, for the years ended December 31, 2023, 2022 and 2021. See Note 18—Accumulated Other Comprehensive (Loss) Income for additional information.

Net Periodic Benefit Costs and Other Amounts	Retirement Plans			Postretirement Plans
	Year ended December 31			Year ended December 31
(dollars in millions)	2023	2022	2021	2023	2022
Service cost	$9	$14	$15	$—	$—
Interest cost	61	43	30	—	—
Expected return on assets	(85)	(87)	(78)	—	—
Net prior service credit amortization	—	—	—	—	(27)
Amortization of net actuarial loss	—	12	27	—	—
Total net periodic benefit	(15)	(18)	(6)	—	(27)
Current year actuarial (gain) loss	(109)	33	(98)	—	—
Amortization of actuarial loss	—	(12)	(27)	—	—
Current year amortization of prior service cost	—	—	—	—	27
Amortization of prior service cost	—	—	—	—	(27)
Net (gain) loss recognized in other comprehensive income	(109)	21	(125)	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$(124)	$3	$(131)	$—	$(27)
The actuarial gain in 2023 was primarily due to return on assets greater than expected, partially offset by the impact of a decreased discount rate. The actuarial loss in 2022 was primarily due to lower than expected return on assets and higher interest crediting rate, partially offset by increased discount rates.

Service costs and the amortization of prior service costs are recorded in personnel expense, while interest cost, expected return on assets and the amortization of actuarial gains or losses are recorded in other noninterest expense.

The assumptions used to determine the benefit obligations at December 31, 2023 and 2022 are as follows:

Weighted Average Assumptions	Retirement Plans		Postretirement Plans
	2023	2022	2023	2022
Discount rate	5.17%	5.57%	N/A	N/A
Rate of compensation increase	5.60	5.60	N/A	N/A
Interest crediting rate (1)	4.00	4.25	N/A	N/A
(1) Specific to cash investments in the CIT Pension Plan.
The assumptions used to determine the net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021, are as follows:

Weighted Average Assumptions	Retirement Plans			Postretirement Plans
	2023	2022	2021	2023	2022
Discount rate	5.57%	3.03%	2.76%	4.56%	3.02%
Rate of compensation increase	5.60	5.60	5.60	N/A	N/A
Expected long-term return on plan assets	6.14	5.87	7.50	N/A	N/A
Interest crediting rate (1)	4.25	1.50	N/A	N/A	N/A
(1) Specific to cash investments in the CIT Pension Plan.
The estimated discount rate, which represents the interest rate that could be obtained for a suitable investment used to fund the benefit obligations, is based on a yield curve developed from high-quality corporate bonds across a full maturity spectrum. The projected cash flows of the Pension Plans are discounted based on this yield curve and a single discount rate is calculated to achieve the same present value. The increase in discount rate from the prior year is reflective of the current market conditions.

The weighted average expected long-term rate of return on Pension Plans’ assets represents the average rate of return expected to be earned on the Pension Plans’ assets over the period the benefits included in the benefit obligation are to be paid. In developing the expected rate of return on the Pension Plans’ assets, historical and current returns, as well as investment allocation strategies, are considered.

Assets of the Pension Plans
For the Pension Plans, our primary total return objective is to achieve returns over the long term that will fund retirement liabilities and provide desired benefits of the Pension Plans in a manner that satisfies the fiduciary requirements of the ERISA. The Pension Plans’ assets have a long-term time horizon that runs concurrent with the average life expectancy of the participants. As such, the Pension Plans can assume a time horizon that extends well beyond a full market cycle and can assume a reasonable level of risk. It is expected, however, that both professional investment management and sufficient portfolio diversification will smooth volatility and help generate a consistent level of return. The investments are broadly diversified across global, economic and market risk factors in an attempt to reduce volatility and target multiple return sources. Within approved guidelines and restrictions, the investment manager has discretion over the timing and selection of individual investments. Depending on the investment type, Pension Plan assets may be held by the BancShares’ trust department or held by a third-party servicer.

Equity securities are measured at fair value using observable closing prices. These securities are classified as Level 1 as they are traded in an active market. Fixed income securities are generally estimated using a third-party pricing service. The third-party provider evaluates securities based on comparable investments with trades and market data and will utilize pricing models which use a variety of inputs, such as benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers as needed. These securities are generally classified as Level 2.

As of December 31, 2023, the CIT Pension Plan investments are similar to the FCB Pension Plan and First-Citizens South Pension Plan investments. As of December 31, 2022, the CIT Pension Plan assets were primarily concentrated in a common collective trust.

Investments in collective investment funds, limited partnerships and common collective trusts were measured using the net asset value per share practical expedient and are not required to be classified in the fair value hierarchy.

There were no direct investments in equity securities of BancShares included in the Pension Plans’ assets in any of the years presented.
The following tables summarize the fair values and fair value hierarchy for the assets of the Pension Plans at December 31, 2023 and 2022.

Fair Value Measurements	December 31, 2023
dollars in millions	Market Value	Level 1	Level 2	Level 3	Not Classified (1)	Weighted Average Target Allocation Pension Plans	Actual % of Plans' Assets
Cash and equivalents	$31	$31	$—	$—	$—	—% - 5%	2%
Equity securities						25% - 65%	45%
Common and preferred stock	134	134	—	—	—
Mutual funds	126	126	—	—	—
Exchange traded funds	459	459	—	—	—
Fixed income						30% - 65%	50%
U.S. government and government agency securities	17	—	17	—	—
Corporate bonds	15	—	15	—	—
Exchange traded funds	13	13	—	—	—
Collective investment funds (fixed income)	753	—	—	—	753
Alternative investments						—% - 30%	3%
Limited partnerships	41	—	—	—	41
Total pension assets	$1,589	$763	$32	$—	$794		100%

	December 31, 2022
	Market Value	Level 1	Level 2	Level 3	Not Classified (1)	Weighted Average Target Allocation Pension Plans	Actual % of Plans' Assets
Cash and equivalents	$25	$25	$—	$—	$—	—% - 5%	2%
Equity securities						25% - 60%	46%
Common and preferred stock	88	88	—	—	—
Mutual funds	181	181	—	—	—
Exchange traded funds	376	376	—	—	—
Fixed income						25% - 60%	31%
U.S. government and government agency securities	198	—	198	—	—
Corporate bonds	233	—	233	—	—
Alternative investments						—% - 30%	21%
Common collective trust, measured at NAV	302	—	—	—	302
Limited partnerships	1	—	—	—	1
Total pension assets	$1,404	$670	$431	$—	$303		100%
(1) These investments have been measured using the net asset value per share practical expedient and are not required to be classified in the above tables.

Cash Flows
The following table presents estimated future benefits projected to be paid for the next ten years from the Pension Plans’ assets or from BancShares’ general assets calculated using current actuarial assumptions. Actual benefit payments may differ from projected benefit payments.

Projected Benefits dollars in millions	Retirement Plans
2024	$78
2025	81
2026	83
2027	87
2028	88
2029-2033	426
401(k) Savings Plans

BancShares sponsors two qualified defined contribution plans (the “401(k) plans”), which allow employees to voluntarily defer a pre-tax and/or post-tax portion of their compensation for retirement and receive employer matching contributions on a portion of their voluntary deferrals and, under one of the plans, additional profit-sharing contributions to their accounts. Employees are eligible to participate in one of the two 401(k) plans, depending on when they were first employed and, if they were first employed before we restructured our Pension Plans and 401(k) plans during 2007, depending on elections they made at that time.

Employees first hired prior to restructuring of the Pension Plans and 401(k) plans (and not rehired on or after January 1, 2015) who chose to continue to participate in their respective Pension Plan and “legacy” 401(k) plan are eligible to make deferrals and receive employer matching contributions under a legacy 401(k) plan (the “FCB Legacy 401(k) Plan”). Under the FCB Legacy 401(k) Plan, FCB matches participants’ deferrals in an amount equal to 100% of the first 3%, and 50% of the next 3%, of the participant's compensation that he or she defers, up to and including a maximum matching contribution of 4.5% of the participant’s eligible compensation.

Employees first hired prior to the plan restructuring who elected to participate in an “enhanced” 401(k) plan (now, the “FCB 401(k) Plan”) and associates first hired after the plan restructuring or rehired on or after January 1, 2015 (including former CIT and Silicon Valley Bank associates) may only participate in the FCB 401(k) Plan. Under the FCB 401(k) Plan, BancShares matches participants’ deferrals in an amount equal to 100% of the first 6% of the participant’s eligible compensation. The matching contribution immediately vests. In addition, BancShares may make a discretionary profit-sharing contribution under the FCB 401(k) Plan to each eligible participant’s account, without regard to the amount of the participant’s deferrals. Historically, this profit-sharing contribution has been equal to 3% of participants’ eligible compensation. The employer nonelective contribution vests after three years of service.

CIT sponsored a 401(k) plan (the “CIT 401(k) Plan”), which was assumed by BancShares upon completion of the CIT Merger. Under the CIT 401(k) Plan, BancShares matched 100% of the participants’ deferrals up to 4% of the participant’s eligible compensation. In January 2023, the CIT 401(k) Plan was merged into the FCB 401(k) Plan.

BancShares recognized expense related to contributions to all 401(k) plans of $114 million, $55 million, and $36 million during 2023, 2022 and 2021, respectively.

Additional Benefits for Executives, Directors, and Officers

BancShares has entered into contractual agreements with certain executives providing payments for a period of no more than ten years following separation from service occurring no earlier than an agreed-upon age. These agreements also provide a death benefit in the event a participant dies prior to separation from service or during the payment period following separation from service. BancShares has also assumed liability for contractual obligations to directors and officers of previously acquired entities.

The following table provides the accrued liability as of December 31, 2023 and 2022, and the changes in the accrued liability during the years then ended:

dollars in millions	2023	2022
Accrued liability as of January 1	$36	$39
Accrued liability of acquired banks	—	2
Discount rate adjustment	—	(2)
Benefit expense and interest cost	2	2
Benefits paid	(4)	(5)
Benefits forfeited	—	—
Accrued liability as of December 31	$34	$36
Discount rate at December 31	5.09%	4.67%
Other Compensation Plans
BancShares offers various short-term and long-term incentive plans for certain employees. Compensation awarded under these plans may be based on defined formulas, performance criteria, or at the discretion of management. The incentive compensation programs were designed to motivate employees through a balanced approach of risk and reward for their contributions toward BancShares’ success. As of December 31, 2023 and 2022, the accrued liability for incentive compensation was $676 million and $267 million, respectively.

CIT had compensation awards that either converted to BancShares RSUs or immediately vested at completion of the CIT Merger as further described in the “Stock-Based Compensation” discussion in Note 1 — Significant Accounting Policies and Basis of Presentation. In February 2016, CIT adopted the CIT Group Inc. 2016 Omnibus Incentive Plan (the "2016 Plan"), which provided for grants of stock-based awards to employees, executive officers, and directors. The BancShares RSUs are the only outstanding awards subject to the terms of the 2016 Plan and no further awards will be made under the 2016 Plan. Compensation expense is recognized over the vesting period or the requisite service period, which is generally three years for BancShares RSUs, under the graded vesting method, whereby each vesting tranche of the award is amortized separately as if each were a separate award.

The following table presents the unvested BancShares RSUs at December 31, 2023 and 2022, which have vesting periods through 2024. There were no grants of stock-based compensation awards during 2023 or 2022. The fair value of RSUs that vested and settled in stock during 2023 and 2022 were $16 million and $64 million, respectively.

Stock-Settled Awards Outstanding	Stock-Settled Awards
share amounts in whole dollars	Number of Shares	Weighted Average Grant Date Value(1)
December 31, 2023
Unvested at beginning of period	42,989	$859.76
Forfeited / cancelled	(643)	859.76
Vested / settled awards	(22,091)	859.76
Unvested at end of period	20,255	$859.76

December 31, 2022
Unvested at beginning of period	—	$—
Unvested CIT RSUs converted to BancShares RSUs at Merger Date	116,958	859.76
Unvested CIT PSUs converted to RSUs at Merger Date	10,678	859.76
Forfeited / cancelled	(5,194)	859.76
Vested / settled awards	(79,453)	859.76
Unvested at end of period	42,989	$859.76
(1) Represents the share price of BancShares as of the CIT Merger Date.